VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.9%
U.S. Treasury Bonds
1.250%, 5/15/50	$ 1,885	$ 1,009
1.375%, 8/15/50	595	328
1.875%, 2/15/51	470	295
2.000%, 8/15/51	50	32
2.250%, 2/15/52	50	34
3.625%, 2/15/53	1,640	1,491
4.250%, 2/15/54	355	362
4.625%, 5/15/54	180	195
U.S. Treasury Notes
4.375%, 7/31/26	255	258
0.375%, 7/31/27	40	37
3.375%, 5/15/33	200	194
Total U.S. Government Securities (Identified Cost $4,726)		4,235

Foreign Government Securities—0.9%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(1)	10	11
144A 3.875%, 4/16/50(1)	10	8
Costa Rica Government
144A 6.550%, 4/3/34(1)	5	5
144A 7.300%, 11/13/54(1)	5	6
Dominican Republic 144A 4.875%, 9/23/32(1)	55	52
Federative Republic of Brazil
6.000%, 10/20/33	40	41
7.125%, 5/13/54	10	10
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	35	24
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	10	11
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	10	9
Oman Government International Bond
144A 7.375%, 10/28/32(1)	20	23
144A 6.750%, 1/17/48(1)	5	5
Republic of Colombia 8.000%, 11/14/35	30	32
Republic of Guatemala 144A 6.600%, 6/13/36(1)	15	16
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	15	15
Republic of Panama 8.000%, 3/1/38	55	62
Republic of Paraguay 144A 6.000%, 2/9/36(1)	10	11
Republic of Philippines 4.750%, 3/5/35	15	15
Republic of Poland 4.875%, 10/4/33	30	30
Republic of Serbia 144A 6.500%, 9/26/33(1)	15	16
Republic of South Africa
5.875%, 6/22/30	15	15
5.650%, 9/27/47	5	4
	Par Value	Value

Foreign Government Securities—continued
Republic of Turkiye
9.125%, 7/13/30	$ 25	$ 29
7.625%, 5/15/34	30	32
6.625%, 2/17/45	10	9
Romania Government International Bond 144A 5.875%, 1/30/29(1)	50	51
Saudi International Bond
144A 4.875%, 7/18/33(1)	25	25
144A 4.500%, 10/26/46(1)	15	13
State of Qatar 144A 3.750%, 4/16/30(1)	25	25
United Mexican States
6.000%, 5/7/36	30	31
6.400%, 5/7/54	10	10
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	5	5
Total Foreign Government Securities (Identified Cost $640)		651

Mortgage-Backed Securities—10.6%
Agency—3.3%
Federal Home Loan Mortgage Corporation
Pool #SD5856 3.500%, 1/1/54	325	303
Pool #SD8309 6.000%, 3/1/53	91	93
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #835144 5.000%, 10/1/35	7	7
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	4	5
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	5	5
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	1	2
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	4	4
Pool #AA4418 4.500%, 3/1/39	3	3
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	2	2
Pool #CB6857 4.500%, 8/1/53	105	103
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS6679 6.000%, 12/1/53	$ 117	$ 120
Pool #FS7751 4.000%, 3/1/53	249	239
Pool #MA4785 5.000%, 10/1/52	705	705
Pool #MA4805 4.500%, 11/1/52	125	123
Pool #MA4980 6.000%, 4/1/53	214	218
Pool #MA5072 5.500%, 7/1/53	236	239
Pool #MA5385 4.000%, 6/1/54	248	238
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	4	4
		2,423

Non-Agency—7.3%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)	101	103
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	82	79
AMSR Trust 2020-SFR1, B 144A 2.120%, 4/17/37(1)	100	98
Angel Oak Mortgage Trust
2021-6, A1 144A 1.458%, 9/25/66(1)(2)	120	100
2021-8, A1 144A 1.820%, 11/25/66(1)(2)	118	105
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	16	15
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	30	29
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.016%, 3/15/37(1)(2)	100	95
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.995%, 4/15/37(1)(2)	115	115
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.414%, 5/15/35(1)(2)	125	125
2019-OC11, D 144A 4.075%, 12/9/41(1)(2)	155	143
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	19	17
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	24	22
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(1)(2)	176	174
2023-4, A1 144A 7.163%, 10/25/68(1)(2)	234	239
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	100	97
2020-CBM, B 144A 3.099%, 2/10/37(1)	70	69
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(1)	$ 5	$ 5
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(2)	44	39
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(1)	115	111
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.011%, 2/15/38(1)(2)	70	63
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(2)	80	72
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(2)	82	83
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(2)	75	77
JPMorgan Chase Mortgage Trust
2017-5, A1 144A 5.425%, 10/26/48(1)(2)	9	9
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(2)	243	246
MetLife Securitization Trust 2017-1A, M1 144A 3.467%, 4/25/55(1)(2)	100	90
MFA Trust 2022-INV2, A1 144A 4.950%, 7/25/57(1)(2)	83	83
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(1)(2)	100	92
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	218
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	80	74
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	17	17
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	30	28
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	13	12
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	17	16
2016-3A, B1 144A 4.000%, 9/25/56(1)(2)	124	121
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	45	43
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	62	62
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(2)	23	21
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(2)	76	72
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	36	34
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(2)	67	57
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(2)	94	89
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(2)	245	249
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(2)	165	169
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	$ 100	$ 96
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(2)	16	15
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(2)	61	60
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(1)(2)	37	37
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	140	134
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	33	33
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	110	103
2019-4, A2 144A 3.250%, 10/25/59(1)(2)	100	91
2021-1, A2 144A 2.750%, 11/25/61(1)(2)	100	85
2023-1, A1 144A 3.750%, 1/25/63(1)	80	77
2024-1, A1 144A 4.526%, 3/25/64(1)(2)	171	173
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(1)	100	97
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	100	95
VCAT LLC 2021-NPL2, A1 144A 5.115%, 3/27/51(1)(2)	7	7
Verus Securitization Trust
2023-1, A1 144A 5.850%, 12/25/67(1)(2)	76	77
2023-8, A1 144A 6.259%, 12/25/68(1)(2)	84	85
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(2)	34	33
2020-1R, A2 144A 1.567%, 11/25/55(1)	17	16
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	75	73
		5,264

Total Mortgage-Backed Securities (Identified Cost $7,789)		7,687

Asset-Backed Securities—4.0%
Automobiles—1.8%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	41	41
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(1)	48	47
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	48	48
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	23	24
2024-1A, B 144A 6.870%, 6/17/30(1)	68	70
	Par Value	Value

Automobiles—continued
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(1)	$ 2	$ 2
Avis Budget Rental Car Funding LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	42	43
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	58	58
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	13	12
2023-N4, C 144A 6.590%, 2/11/30(1)	70	73
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(1)	60	61
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	46	47
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(1)	51	51
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	65	65
2024-5A, B 4.480%, 4/16/29	65	65
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	45	46
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	55	54
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(1)	13	13
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	45	44
GLS Auto Receivables Issuer Trust 2022-2A, D 144A 6.150%, 4/17/28(1)	50	51
LAD Auto Receivables Trust 2023-4A, C 144A 6.760%, 3/15/29(1)	62	65
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	27	27
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(1)	11	11
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	130	132
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	69	70
2024-2A, B 144A 5.620%, 3/15/30(1)	65	66
		1,286

Consumer Loans—0.1%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(1)	53	54
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	62	63
		117

Other—2.1%
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	61	59
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	60	61
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(1)	$ 16	$ 16
2023-A, A 144A 5.770%, 11/15/38(1)	59	61
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	49	46
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	31	31
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	98	94
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	28	29
Foundation Finance Trust
2023-1A, A 144A 5.670%, 12/15/43(1)	54	55
2023-2A, A 144A 6.530%, 6/15/49(1)	55	56
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(1)	29	29
2024-2A, A 144A 5.500%, 3/25/38(1)	67	68
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	95	91
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	79	78
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	60	60
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	26	25
2023-1A, B 144A 5.420%, 10/20/40(1)	50	51
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	58	58
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	45	45
Octane Receivables Trust 2023-3A, B 144A 6.480%, 7/20/29(1)	62	64
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	45	45
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	70	72
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	85	85
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	87	88
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	65	66
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	65	65
		1,498

Total Asset-Backed Securities (Identified Cost $2,879)		2,901

	Par Value	Value

Corporate Bonds and Notes—12.3%
Communication Services—0.3%
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	$ 60	$ 55
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	35	34
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	40	39
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	45	36
Sprint Capital Corp. 8.750%, 3/15/32	50	62
		226

Consumer Discretionary—0.5%
Aptiv plc 6.875%, 12/15/54	50	51
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	74	76
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	55	53
Ford Motor Co.
3.250%, 2/12/32	26	22
4.750%, 1/15/43	15	12
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	59	56
Newell Brands, Inc. 6.375%, 9/15/27(3)	40	40
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	25	26
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	35	35
		371

Consumer Staples—0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	65	70
BAT Capital Corp. 7.750%, 10/19/32	52	62
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	55	55
Pilgrim’s Pride Corp. 6.250%, 7/1/33	47	50
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	30	30
		267

Energy—1.6%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(1)	10	10
Aker BP ASA
144A 5.125%, 10/1/34(1)	25	25
144A 5.800%, 10/1/54(1)	25	25
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(1)	5	5
BP Capital Markets plc 4.875% (4)	75	74
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	30	32
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	22	23
144A 6.544%, 11/15/53(1)	20	23
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 6.714%, 8/15/63(1)	$ 10	$ 11
Diamondback Energy, Inc. 5.900%, 4/18/64	60	60
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	50	48
Energy Transfer LP
8.000%, 5/15/54	10	11
Series G 7.125%(4)	15	15
Series H 6.500%(4)	25	25
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	10	10
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	80	70
Genesis Energy LP 8.875%, 4/15/30	45	47
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	70	65
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	65	65
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	35	36
Occidental Petroleum Corp. 6.125%, 1/1/31	50	53
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	40	44
Petroleos Mexicanos
6.500%, 3/13/27	30	29
7.690%, 1/23/50	34	26
Plains All American Pipeline LP 5.700%, 9/15/34	50	52
QatarEnergy 144A 2.250%, 7/12/31(1)	20	18
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	35	31
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	40	41
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	15	16
Transcanada Trust 5.600%, 3/7/82	55	53
Western Midstream Operating LP 5.250%, 2/1/50	45	41
Williams Cos., Inc. (The) 5.150%, 3/15/34	55	56
		1,140

Financials—4.5%
AerCap Ireland Capital DAC 6.950%, 3/10/55	25	26
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(2)	60	60
American Express Co. 5.625%, 7/28/34	77	81
American National Group, Inc. 5.750%, 10/1/29	45	45
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	45	47
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	65	56
	Par Value	Value

Financials—continued
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	$ 35	$ 37
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	54	54
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	30	29
Banco Mercantil del Norte S.A. 144A 6.625% (1)(3)(4)	15	14
Bank of America Corp.
2.687%, 4/22/32	67	60
5.288%, 4/25/34	25	26
5.425%, 8/15/35	75	77
Bank of New York Mellon Corp. (The) Series G 4.700% (4)	105	104
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	15	14
BlackRock Funding, Inc. 5.250%, 3/14/54	48	50
Blackstone Private Credit Fund 2.625%, 12/15/26	39	37
Block, Inc. 144A 6.500%, 5/15/32(1)	25	26
Blue Owl Credit Income Corp.
4.700%, 2/8/27	25	25
6.650%, 3/15/31	12	12
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	70	61
BNSF Funding Trust I 6.613%, 12/15/55	45	45
BPCE S.A. 144A 7.003%, 10/19/34(1)	50	56
Brookfield Finance, Inc. 6.350%, 1/5/34	44	48
Capital One Financial Corp. 2.359%, 7/29/32	32	26
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	38
Series H 4.000%(4)	43	39
Citigroup, Inc.
3.980%, 3/20/30	56	55
6.270%, 11/17/33	56	62
Series X 3.875%(4)	65	63
Citizens Financial Group, Inc. 5.718%, 7/23/32	50	52
Corebridge Financial, Inc. 6.375%, 9/15/54	71	72
CRH America Finance, Inc. 5.400%, 5/21/34	50	52
Deutsche Bank AG 5.403%, 9/11/35	40	40
Enel Finance International N.V. 144A 5.500%, 6/26/34(1)	55	57
Fifth Third Bancorp 4.337%, 4/25/33	65	63
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(1)	65	69
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	30	31
Global Atlantic Fin Co.
144A 6.750%, 3/15/54(1)	25	27
144A 7.950%, 10/15/54(1)	20	21
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	$ 127	$ 114
6.450%, 5/1/36	24	27
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	49	50
HUB International Ltd. 144A 7.250%, 6/15/30(1)	50	52
Icon Investments Six DAC 6.000%, 5/8/34	50	53
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	35	36
JPMorgan Chase & Co.
5.717%, 9/14/33	47	50
1.953%, 2/4/32	103	89
KeyCorp
4.789%, 6/1/33	39	38
6.401%, 3/6/35	25	27
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	40	38
MetLife, Inc. Series G 3.850% (4)	38	37
Morgan Stanley 5.948%, 1/19/38	65	68
MSCI, Inc. 144A 3.625%, 9/1/30(1)	77	72
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.427%, 4/30/43(2)	41	41
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	10	10
Northern Trust Corp. 3.375%, 5/8/32	38	37
Nuveen LLC 144A 5.850%, 4/15/34(1)	50	53
Prudential Financial, Inc.
6.750%, 3/1/53	46	50
6.500%, 3/15/54	25	27
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	15	15
144A 6.176%, 10/1/54(1)	10	10
State Street Corp.
6.123%, 11/21/34	25	27
Series I 6.700%(4)	35	36
Synchrony Financial 3.700%, 8/4/26	45	44
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	55	52
Wells Fargo & Co.
4.897%, 7/25/33	87	88
6.491%, 10/23/34	15	17
Series BB 3.900%(4)	51	50
Willis North America, Inc. 5.900%, 3/5/54	60	63
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)	20	21
		3,249

Health Care—1.1%
Amgen, Inc.
5.250%, 3/2/33	24	25
	Par Value	Value

Health Care—continued
5.650%, 3/2/53	$ 24	$ 25
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	155	152
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	75	69
CVS Health Corp. 5.875%, 6/1/53	46	47
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	89	82
HCA, Inc. 5.250%, 6/15/49	65	62
Illumina, Inc. 2.550%, 3/23/31(3)	59	51
IQVIA, Inc. 6.250%, 2/1/29	36	38
Medline Borrower LP 144A 6.250%, 4/1/29(1)	10	10
Roche Holdings, Inc. 144A 5.218%, 3/8/54(1)	47	49
Royalty Pharma plc
5.400%, 9/2/34	20	21
3.350%, 9/2/51	37	26
Smith & Nephew plc 5.400%, 3/20/34	65	68
Universal Health Services, Inc.
2.650%, 1/15/32	48	41
5.050%, 10/15/34	25	25
		791

Industrials—1.1%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	74	74
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	35	36
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	40	38
Boeing Co. (The) 5.930%, 5/1/60	37	36
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	79	70
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	20	19
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	71	64
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	76	74
DP World Ltd. 144A 6.850%, 7/2/37(1)	10	11
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	30	32
144A 7.000%, 6/15/32(1)	5	5
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(3)	55	43
L3Harris Technologies, Inc. 5.350%, 6/1/34	65	68
Regal Rexnord Corp. 6.400%, 4/15/33	64	69
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	93	79
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	33	35
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	$ 10	$ 10
Veralto Corp. 5.450%, 9/18/33	48	50
		813

Information Technology—0.5%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	55	53
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)(3)	20	20
Gartner, Inc. 144A 3.750%, 10/1/30(1)	70	66
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	10	10
5.600%, 10/15/54	5	5
Leidos, Inc. 2.300%, 2/15/31	58	50
Oracle Corp.
5.550%, 2/6/53	37	38
3.850%, 4/1/60	30	23
Viasat, Inc. 144A 5.625%, 9/15/25(1)	35	35
Vontier Corp. 2.950%, 4/1/31	60	52
		352

Materials—0.6%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)(3)	65	63
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	75	77
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	50	53
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	30	30
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	56	50
144A 5.634%, 4/4/34(1)	10	10
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(3)	50	53
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	65	70
Sonoco Products Co. 5.000%, 9/1/34	40	40
		446

Real Estate—0.3%
EPR Properties 3.600%, 11/15/31	50	45
GLP Capital LP 6.750%, 12/1/33	45	49
Sabra Health Care LP 3.200%, 12/1/31	65	57
Safehold GL Holdings LLC 6.100%, 4/1/34	45	48
VICI Properties LP 5.125%, 5/15/32	50	50
		249

	Par Value	Value

Utilities—1.4%
AES Corp. (The) 7.600%, 1/15/55	$ 35	$ 37
Black Hills Corp. 6.150%, 5/15/34	60	65
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	52	51
CMS Energy Corp. 4.750%, 6/1/50	75	72
Dominion Energy, Inc. Series B 7.000%, 6/1/54	60	66
Entergy Corp. 7.125%, 12/1/54	65	67
Entergy Texas, Inc. 5.800%, 9/1/53	47	50
Exelon Corp. 5.600%, 3/15/53	61	63
Ferrellgas LP 144A 5.875%, 4/1/29(1)	55	51
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	34	36
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	47	50
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	47	49
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	68	76
PacifiCorp 5.800%, 1/15/55	23	24
Puget Energy, Inc.
2.379%, 6/15/28	29	27
4.224%, 3/15/32	42	39
Southern Co. (The) Series 21-A 3.750%, 9/15/51	94	91
Vistra Corp. 144A 8.000% (1)(4)	45	47
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	35	37
		998

Total Corporate Bonds and Notes (Identified Cost $8,662)		8,902

Leveraged Loans—1.6%
Aerospace—0.1%
Amentum Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 7.105%, 9/29/31(2)	35	35
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.695%, 2/1/28(2)	30	29
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 7.104%, 2/28/31(2)	20	20
		84

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(2)	31	31
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 8.710%, 2/5/27(2)	$ 25	$ 25
		56

Consumer Non-Durables—0.0%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(2)	25	23
Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.500%) 9.044%, 12/21/28(2)	35	35
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.225%, 10/5/28(2)	24	24
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(5)(6)(7)	—(8)	—
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 7.354%, 3/3/31(2)	10	10
		69

Financials—0.1%
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 7/29/30(2)	23	23
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 7.854%, 5/6/31(2)	20	20
		43

Food / Tobacco—0.2%
Del Monte Foods Corp. II, Inc. (3 month Term SOFR + 8.150%) 13.166%, 8/2/28(2)	14	13
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 9.347% - 9.416%, 8/2/28(2)	12	6
(3 month Term SOFR + 4.900%) 9.847%, 8/2/28(2)	27	4
Froneri International Ltd. (1 month Term SOFR + 2.500%) 2.500%, 9/17/31(2)	40	40
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.115%, 3/31/28(2)	40	40
		103

Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.210%, 3/3/28(2)	30	29
Gaming / Leisure—0.1%
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.604%, 11/29/30(2)	30	30
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 8.318%, 4/4/29(2)	25	25
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.291%, 4/29/26(2)	$ 19	$ 19
		74

Health Care—0.1%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(2)	29	29
Medline Borrower LP (1 month Term SOFR + 2.250%) 7.095%, 10/23/28(2)	5	5
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.195%, 4/20/29(2)	14	14
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.095%, 2/21/31(2)	25	25
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.779%, 4/18/31(2)	5	5
		78

Information Technology—0.1%
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.854%, 7/6/29(2)	15	15
Go Daddy Operating Co. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 6.845%, 11/9/29(2)	12	12
Instructure Holdings, Inc. (1 month Term SOFR + 3.000%) 3.000%, 9/11/31(2)	5	5
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.845%, 1/31/31(2)	25	25
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.610%, 9/27/31(2)	15	15
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(2)	10	10
		82

Manufacturing—0.0%
Gates Corp. Tranche B-5 (1 month Term SOFR + 2.250%) 7.095%, 6/4/31(2)	20	20
Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.460%, 1/31/29(2)	30	29
Media / Telecom - Cable/Wireless Video—0.2%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(2)	30	29
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.597%, 1/18/28(2)	35	34
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(2)	34	33
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.865%, 11/12/27(2)	24	25
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.711%, 1/31/28(2)	$ 35	$ 33
		154

Media / Telecom - Diversified Media—0.0%
Formula One Management Ltd.
0.000%, 9/10/31(2)(9)	3	3
Tranche B-1 (1 month Term SOFR + 2.000%) 6.845%, 9/10/31(2)	7	7
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(2)	10	9
		19

Media / Telecom - Telecommunications—0.0%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.195%, 11/22/28(2)	25	25
Retail—0.2%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.595%, 9/19/31(2)	30	30
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 7.241% - 7.345%, 6/11/31(2)	10	10
Peer Holding III B.V.
Tranche B-4 (3 month Term SOFR + 3.250%) 3.296%, 10/28/30(2)	15	15
Tranche B-5 (3 month Term SOFR + 3.000%) 7.604%, 7/1/31(2)	50	50
PetsMart LLC (1 month Term SOFR + 3.850%) 8.695%, 2/11/28(2)	25	24
		129

Service—0.1%
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(2)	22	22
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.354%, 11/23/28(2)	24	24
Prime Security Services Borrower LLC 2024, Tranche B-1 (1 month Term SOFR + 2.250%) 7.445%, 10/13/30(2)	30	30
		76

Transportation - Automotive—0.0%
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 7.345%, 5/6/30(2)	20	20
Utilities—0.0%
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 7.595%, 1/27/31(2)	25	25
Total Leveraged Loans (Identified Cost $1,161)		1,138

	Shares	Value
Preferred Stocks—0.1%
Financials—0.1%
MetLife, Inc. Series D, 5.875%(3)	36(10)	$ 37
Truist Financial Corp. Series Q, 5.100%(3)	65(10)	64
		101

Total Preferred Stocks (Identified Cost $95)		101

Common Stocks—63.3%
Communication Services—10.0%
Auto Trader Group plc	34,331	398
Baltic Classifieds Group plc	315,349	1,277
CTS Eventim AG & Co. KGaA	2,666	277
Dayamitra Telekomunikasi PT	8,584,000	363
Infrastrutture Wireless Italiane SpA	15,671	193
Meta Platforms, Inc. Class A	3,342	1,913
Netflix, Inc.(11)	1,177	835
oOh!media Ltd.	364,269	331
Rightmove plc	58,628	484
Sarana Menara Nusantara Tbk PT	206,908	12
Trade Desk, Inc. (The) Class A(11)	10,685	1,172
		7,255

Consumer Discretionary—10.3%
Airbnb, Inc. Class A(11)	3,908	496
Allegro.eu S.A.(11)	39,008	353
Amazon.com, Inc.(11)	10,328	1,924
Home Depot, Inc. (The)	1,454	589
Marriott International, Inc. Class A	3,707	922
MercadoLibre, Inc.(11)	355	728
Mercari, Inc.(11)	15,600	272
NIKE, Inc. Class B	6,331	560
O’Reilly Automotive, Inc.(11)	819	943
Ross Stores, Inc.	4,110	619
Victorian Plumbing Group plc	71,553	98
		7,504

Consumer Staples—0.9%
Anhui Gujing Distillery Co., Ltd. Class B	19,400	312
Heineken Malaysia Bhd	57,100	324
		636

Energy—0.2%
Pason Systems, Inc.	12,694	125
Financials—8.6%
AJ Bell plc	110,361	663
Block, Inc. Class A(11)	5,577	374
Caixa Seguridade Participacoes S.A.	153,213	410
FinecoBank Banca Fineco SpA	35,519	608
Moltiply Group SpA	10,943	404
Mortgage Advice Bureau Holdings Ltd.	26,406	226
Nordnet AB publ	5,412	130
Progressive Corp. (The)	4,203	1,067
S&P Global, Inc.	1,020	527
Visa, Inc. Class A	6,723	1,849
		6,258

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Health Care—6.2%
Danaher Corp.	2,242	$ 623
Eli Lilly & Co.	1,165	1,032
Haw Par Corp., Ltd.	72,800	613
IDEXX Laboratories, Inc.(11)	566	286
Intuitive Surgical, Inc.(11)	1,334	655
Mettler-Toledo International, Inc.(11)	195	293
Zoetis, Inc. Class A	4,969	971
		4,473

Industrials—8.2%
CAE, Inc.(11)	15,608	293
Equifax, Inc.	2,023	594
Fair Isaac Corp.(11)	837	1,627
Haitian International Holdings Ltd.	136,896	440
Howden Joinery Group plc	32,496	394
Knorr-Bremse AG	3,902	347
MEITEC Group Holdings, Inc.	12,000	265
MTU Aero Engines AG	1,345	419
Paycom Software, Inc.	1,602	267
S-1 Corp.	6,632	300
Uber Technologies, Inc.(11)	13,506	1,015
		5,961

Information Technology—15.7%
Accenture plc Class A	1,866	660
Alten S.A.	4,130	460
Amphenol Corp. Class A	23,182	1,510
BILL Holdings, Inc.(11)	4,800	253
Bouvet ASA	56,430	373
Cadence Design Systems, Inc.(11)	2,764	749
FDM Group Holdings plc	58,097	299
Freee KK(11)	8,500	144
Gartner, Inc.(11)	749	380
MongoDB, Inc. Class A(11)	1,802	487
NVIDIA Corp.	20,872	2,535
Roper Technologies, Inc.	1,303	725
ServiceNow, Inc.(11)	624	558
SHIFT, Inc.(11)	2,700	257
Shopify, Inc. Class A(11)	8,605	690
Snowflake, Inc. Class A(11)	2,817	324
Sopra Steria Group	932	195
Workday, Inc. Class A(11)	3,306	808
		11,407

Materials—1.9%
Corp. Moctezuma SAB de C.V.	96,124	373
Ecolab, Inc.	2,605	665
Forterra plc	65,281	152
Ibstock plc	72,339	180
		1,370

Real Estate—1.3%
CoStar Group, Inc.(11)	7,876	594
Prologis, Inc.	2,584	326
		920

Total Common Stocks (Identified Cost $25,301)		45,909

	Shares	Value

Total Long-Term Investments—98.7% (Identified Cost $51,253)		$71,524

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(12)	18,862	19
Total Short-Term Investment (Identified Cost $19)		19

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(12)(13)	305,175	305
Total Securities Lending Collateral (Identified Cost $305)		305

TOTAL INVESTMENTS—99.1% (Identified Cost $51,577)		$71,848
Other assets and liabilities, net—0.9%		631
NET ASSETS—100.0%		$72,479

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $11,720 or 16.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received.
(7)	At September 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(8)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
(9)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	77%
United Kingdom	4
Canada	2
Lithuania	2
Italy	2
Brazil	2
Germany	2
Other	9
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Series’ investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$4,235	$—	$4,235	$—
Foreign Government Securities	651	—	651	—
Mortgage-Backed Securities	7,687	—	7,687	—
Asset-Backed Securities	2,901	—	2,901	—
Corporate Bonds and Notes	8,902	—	8,902	—
Leveraged Loans	1,138	—	1,138	—(1)
Equity Securities:
Preferred Stocks	101	—	101	—
Common Stocks	45,909	45,909	—	—
Money Market Mutual Fund	19	19	—	—
Securities Lending Collateral	305	305	—	—
Total Investments	$71,848	$46,233	$25,615	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual Financials.